SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term bank loans consist of the following:

	September	September
	30, 2013	30, 2012
On November 17, 2011, the Company obtained a loan from Agricultural Development Bank of China, the principal of which was repaid in full on November 16, 2012. The interest was calculated using an annual fixed interest rate of 6.56% and payable monthly. The loan was secured by the Company’s real property and equipment and guaranteed by Xingping Hou, CEO of the Company and Youhua Yu, wife of Xingping Hou.	$-	$4,163,290
On November 30, 2012 and December 21, 2012, the Company obtained loans from Agricultural Development Bank of China, the principal of which would be repaid on November 19, 2013. The interest was calculated using an annual fixed interest rate of 6.00% and payable monthly. The loan was secured by the Company’s real property, inventory and equipment and guaranteed by Xingping Hou, CEO of the Company and Youhua Yu, wife of Xingping Hou. The principal was paid off in October and November 2013.	$5,542,000	$-
Total	$5,542,000	$4,163,290